Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2025	Mar. 31, 2025
Current assets:
Cash and cash equivalents	$ 2,807	$ 2,085
Short-term investments	735	740
Accounts receivable, net (including receivables from related parties of $248 and $279 as of December 31, 2025 and March 31, 2025, respectively)	984	1,107
Contract assets (including contract assets from related parties of $499 and $152 as of December 31, 2025 and March 31, 2025, respectively)	848	642
Prepaid expenses and other current assets	362	256
Total current assets	5,736	4,830
Non-current assets:
Property and equipment, net	732	354
Operating lease right-of-use assets	381	320
Finance lease right-of-use assets	76	40
Equity investments (including investments held under fair value option of $157 and $300 as of December 31, 2025 and March 31, 2025, respectively)	369	565
Goodwill	1,625	1,620
Intangible assets, net	240	151
Deferred tax assets	439	401
Non-current portion of contract assets	278	346
Other non-current assets	300	305
Total non-current assets	4,440	4,102
Total assets	10,176	8,932
Current liabilities:
Accrued compensation and benefits	147	140
Tax liabilities	97	124
Contract liabilities (including contract liabilities from related parties of $91 and $105 as of December 31, 2025 and March 31, 2025, respectively)	331	209
Operating lease liabilities	40	30
Other current liabilities (including payables to related parties of $10 and $11 as of December 31, 2025 and March 31, 2025, respectively)	442	426
Total current liabilities	1,057	929
Non-current liabilities:
Non-current portion of accrued compensation	30	26
Deferred tax liabilities	6	41
Non-current portion of contract liabilities	720	702
Non-current portion of operating lease liabilities	397	316
Other non-current liabilities	168	79
Total non-current liabilities	1,321	1,164
Total liabilities	2,378	2,093
Commitments and contingencies (Note 13)
Shareholders’ equity:
Ordinary shares, $0.001 par value; 1,097 shares authorized and 1,062 shares issued and outstanding as of December 31, 2025; and 1,088 shares authorized and 1,057 shares issued and outstanding as of March 31, 2025	2	2
Additional paid-in capital	3,273	2,922
Accumulated other comprehensive income (loss)	389	372
Retained earnings	4,134	3,543
Total shareholders’ equity	7,798	6,839
Total liabilities and shareholders’ equity	$ 10,176	$ 8,932